Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans and Acceptances) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Banks Loans And Acceptances [Table]
Residential mortgages	$ 321,670	$ 320,341
Consumer installment and other personal	217,397	217,554
Credit card	38,635	38,660
Business and government	333,899	326,528
Total Loans	911,601	903,083
Customers' liability under acceptances	13,066	17,569
Loans at FVOCI	660	421
Loans and acceptances	925,327	921,073
Allowance for loan losses	7,265	7,136
Total loans and acceptances, net of allowance	$ 918,062	$ 913,937